CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 6: - CASH AND CASH EQUIVALENTS

	December 31,
	2024	2023

Cash for immediate withdrawal in USD	$13,997	$19,067
Cash for immediate withdrawal in New Israeli Shekels (“NIS”)	1,290	1,642
Cash for immediate withdrawal in Euro and other currencies	14	63

	$15,301	$20,772